Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of March 31, 2026 and December 31, 2025 is outlined below:

	March 31, 2026	December 31, 2025
(in USD and thousands)
Cash at bank and in hand	$3,921,842	$3,778,480
Credit card receivables	124,861	25,464
Total	$4,046,703	$3,803,944

As of March 31, 2026 and December 31, 2025, cash at bank and in hand included $179.8 million and $156.1 million, respectively, subject to restrictions on use arising from contracts with third parties.